Reserves (Details Narrative) - Jun. 30, 2025 - John chegwidden [member]	$ / shares	AUD ($) $ / shares shares
IfrsStatementLineItems [Line Items]
Number of shares issued		18,000
Acquisition per share | (per share)	$ 8.30	$ 12.68
Share issued		9,114
Director fees payable | $		$ 45,000